Note 24	6 Months Ended
Jun. 30, 2026
Pension and other post employment commitments [Abstract]
Disclosure of Post Employment And Other Employee Benefit Commitments [Text Block]	Pension and other post-employment commitments
The Group sponsors defined-contribution plans for the majority of its active employees, with the plans in Spain and Mexico being the most significant. Most of the defined benefit plans are for individuals already retired, and are closed to new employees, the most significant being those in Spain, Mexico and Turkey. In Mexico, the Group provides post-retirement medical benefits to a closed group of employees and their family members, both in active service and retirement. During the first half of 2026, there were no significant changes in the Group's post-employment commitments.
The amounts relating to post-employment benefits charged to the condensed consolidated income statement are as follows:

CONDENSED CONSOLIDATED INCOME STATEMENT IMPACT (MILLIONS OF EUROS)

	Notes	June 2026	June 2025
Interest income and expense		74	60
Personnel expense		130	100
Defined contribution plan expense	38.1	95	72
Defined benefit plan expense	38.1	34	28
Provisions or reversal of provisions	40	(2)	3
Total expense (income)		201	163